Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Components of Other within Other Liablities
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2025	2024
Accounts payable, accrued expenses and other items	$12,638	$11,311
Accrued interest payable	5,092	6,468
ACL on off-balance sheet items	689	580
Cash collateral	8,206	6,414
Credit card loyalty rewards	1,486	1,465
Current tax liabilities	329	470
Deferred tax liabilities (Note 22)	1	1
Lease liabilities	3,315	3,326
Liabilities of subsidiaries	4,740	5,633
Other employee future benefits liability (Note 21)	863	863
Pension liability (Note 21)	190	189
Total	$37,549	$36,720